Condensed Interim Consolidated Statements of Changes in Shareholders' Equity (Unaudited) - USD ($) $ in Thousands	Issued capital [member]	Warrants [Member]	Other equity interest [member]	Retained earnings [member]	Accumulated Other Comprehensive Income [Member]	Total
Balance - January 1, 2020 at Dec. 31, 2019	$ 224,528		$ 89,806	$ (316,891)	$ 94	$ (2,463)
Balance, shares at Dec. 31, 2019	19,994,510,000
IfrsStatementLineItems [Line Items]
Net loss				(3,807)		(3,807)
Foreign currency translation adjustments					(482)	(482)
Actuarial loss on defined benefit plans				(665)		(665)
Comprehensive loss				(4,472)	(482)	(4,954)
Reclassification of warrants upon registration		7,377				7,377
Issuance of common shares and warrants, net of transaction costs	$ 10,480	5,025	(362)			15,143
Issuance of common shares and warrants, net of transaction costs, shares	42,684,103
Share-based compensation costs			45			45
Balance – September 30, 2020 at Sep. 30, 2020	$ 235,008	12,402	89,489	(321,363)	(388)	15,148
Balance, shares at Sep. 30, 2020	62,678,613
Balance - January 1, 2020 at Dec. 31, 2020	$ 235,008	12,402	89,505	(322,659)	(1,045)	13,211
Balance, shares at Dec. 31, 2020	62,678,613
IfrsStatementLineItems [Line Items]
Net loss				(5,182)		(5,182)
Foreign currency translation adjustments					460	460
Actuarial loss on defined benefit plans				133		133
Comprehensive loss				(5,049)	460	(4,589)
Issuance of common shares and warrants, net of transaction costs	$ 29,081	1,897				30,978
Issuance of common shares and warrants, net of transaction costs, shares	23,586,207
Exercise of warrants (note 10)	$ 29,770	(9,728)				20,042
Exercise of warrants (note 10), shares	35,011,187
Transfer of warrant issuance costs upon 2021 exercise of warrants (note 10)	$ (532)	532
Exercise of deferred share units (note 10)	$ 20		(28)			(8)
Exercise of deferred share units (note 10), shares	21,000
Share-based compensation costs			292			292
Balance – September 30, 2020 at Sep. 30, 2021	$ 293,347	$ 5,103	$ 89,769	$ (327,708)	$ (585)	$ 59,926
Balance, shares at Sep. 30, 2021	121,297,007